Nuveen Multi-Market Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 138.4%   (97.6% of Total Investments)
56350934 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 95.0% (67.0% of Total Investments)
X 56,350,934
$ 145 321 Henderson Receivables VI LLC , 144A 9.310% 7/15/61 Aaa $ 150,646
500 ACRE Commercial Mortgage 2021-FL4 Ltd (1-Month
LIBOR reference rate + 2.600% spread), 144A (3)
5.593% 12/18/37 N/R 485,406
500 Adams Outdoor Advertising LP , 144A 5.653% 11/15/48 BBB 469,553
500 AGL CLO 19 Ltd (TSFR3M reference rate + 2.750%
spread), 144A (3)
0.000% 7/21/35 AA 493,592
400 AIMCO CLO Series 2017-A (3-Month LIBOR reference
rate + 1.500% spread), 144A (3)
4.210% 4/20/34 AA 373,790
47 Alternative Loan Trust 2003-J3 5.250% 11/25/33 N/R 44,716
56 Alternative Loan Trust 2004-J2 6.500% 3/25/34 AA+ 53,170
1,623 American Homes 4 Rent 2015-SFR2 Trust , 144A 0.000% 10/17/52 N/R 16
175 AMSR 2019-SFR1 Trust , 144A 3.247% 1/19/39 A1 154,768
18 Bayview Financial Mortgage Pass-Through Trust 2006-C 6.352% 11/28/36 Caa3 16,079
500 Cars-DB4, LP , 144A 4.520% 2/15/50 BBB 440,480
500 Carvana Auto Receivables Trust 2022-P3 5.540% 11/10/28 A 482,430
250 Century Plaza Towers 2019-CPT , 144A 3.097% 11/13/39 N/R 176,804
921 CF Hippolyta Issuer LLC , 144A 2.600% 7/15/60 A- 744,486
500 CHL GMSR Issuer Trust (1-Month LIBOR reference rate +
2.750% spread), 144A (3)
5.834% 5/25/23 N/R 492,177
400 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate
+ 1.600% spread), 144A (3)
0.000% 10/20/34 AA 374,930
150 Citigroup Commercial Mortgage Trust 2014-GC23 4.578% 7/10/47 A3 142,271
425 Citigroup Commercial Mortgage Trust 2015-GC29 4.279% 4/10/48 A- 393,456
600 Citigroup Commercial Mortgage Trust 2016-P5 , 144A 3.000% 10/10/49 BBB- 465,919
450 Citigroup Commercial Mortgage Trust 2018-TBR
(1-Month LIBOR reference rate + 1.800% spread), 144A
(3)
4.618% 12/15/36 BBB- 432,768
241 Citigroup Commercial Mortgage Trust 2019-GC41 3.502% 8/10/56 A- 193,059
70 Citigroup Global Markets Mortgage Securities VII Inc ,
144A
6.000% 9/25/33 CCC 48,195
500 COMM 2013-LC13 Mortgage Trust , 144A 5.425% 8/10/46 BB- 462,288
775 COMM 2015-CCRE22 Mortgage Trust 4.207% 3/10/48 A- 715,920
450 COMM 2015-CCRE25 Mortgage Trust 4.669% 8/10/48 A- 405,663
540 COMM 2015-CCRE26 Mortgage Trust 4.619% 10/10/48 A- 495,067
108 COMM 2015-LC23 Mortgage Trust 4.718% 10/10/48 A- 99,262
37 Commonbond Student Loan Trust 2017-B-GS , 144A 4.440% 9/25/42 Aa3 33,645
500 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 1.900% spread), 144A (3)
4.181% 12/25/41 BBB 456,554
145 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 3.500% spread), 144A (3)
5.781% 3/25/42 BBB- 138,172
400 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 3.100% spread), 144A (3)
5.381% 3/25/42 BBB- 375,646
0 (4) Credit Suisse First Boston Mortgage Securities Corp 6.000% 12/25/35 D 90
500 Credit Suisse Mortgage Capital Certificates 2019-ICE4
(1-Month LIBOR reference rate + 1.600% spread), 144A
(3)
4.418% 5/15/36 Baa1 485,543
250 CSMC 2014-USA OA LLC , 144A 4.373% 9/15/37 B- 185,881
90 CSMC Mortgage-Backed Trust 2006-7 6.000% 8/25/36 Caa3 40,136
1,146 DB Master Finance LLC , 144A 4.030% 11/20/47 BBB 1,040,778
298 DB Master Finance LLC , 144A 2.493% 11/20/51 BBB 243,528
1,131 Domino's Pizza Master Issuer LLC , 144A 4.474% 10/25/45 BBB+ 1,081,584
148 Domino's Pizza Master Issuer LLC , 144A 4.118% 7/25/47 BBB+ 136,110
1,423 DRIVEN BRANDS FUNDING LLC , 144A 4.641% 4/20/49 BBB- 1,316,515
400 Dryden 49 Senior Loan Fund (3-Month LIBOR reference
rate + 1.600% spread), 144A (3)
4.340% 7/18/30 Aa1 382,273
375 ELP Commercial Mortgage Trust 2021-ELP (1-Month
LIBOR reference rate + 2.118% spread), 144A (3)
4.936% 11/15/38 N/R 350,841

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
56350934 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 750 Fannie Mae Connecticut Avenue Securities (SOFR30A
reference rate + 2.000% spread), 144A (3)
2.050% 11/25/41 BB $ 672,501
38 Fannie Mae Pool FN 745324 (5) 6.000% 3/01/34 N/R 37,892
14 Fannie Mae Pool FN 828346 (5) 5.000% 7/01/35 N/R 14,320
225 Fannie Mae Pool FN BM5839 (5) 3.500% 11/01/47 N/R 206,928
576 Fannie Mae Pool FN MA3305 (5) 3.500% 3/01/48 N/R 526,417
339 Fannie Mae Pool FN AW4182 (5) 3.500% 2/01/44 N/R 311,936
207 Fannie Mae Pool FN BM6038 (5) 4.000% 1/01/45 N/R 195,973
3,155 Fannie Mae Pool FN CB3234 (5) 3.000% 4/01/52 N/R 2,755,121
12 Fannie Mae Pool FN 882685 (5) 6.000% 6/01/36 N/R 11,869
430 Fannie Mae Pool FN AS8583 (5) 3.500% 1/01/47 N/R 393,468
2,158 Fannie Mae Pool FN MA4438 (5) 2.500% 10/01/51 N/R 1,818,148
497 Fannie Mae Pool FN MA4644 (5) 4.000% 5/01/52 N/R 462,072
7 Fannie Mae Pool FN 709700 (5) 5.500% 6/01/33 N/R 6,716
10 Fannie Mae Pool FN 878059 (5) 5.500% 3/01/36 N/R 10,469
41 Fannie Mae Pool FN 766070 (5) 5.500% 2/01/34 N/R 41,164
26 Fannie Mae Pool FN 995018 (5) 5.500% 6/01/38 N/R 27,084
810 Fannie Mae Pool FN BM5126 (5) 3.500% 1/01/48 N/R 740,420
54 Fannie Mae REMIC Trust 2002-W1 4.949% 2/25/42 N/R 52,609
284 Fannie Mae REMIC Trust 2003-W1 2.610% 12/25/42 N/R 131,655
674 Freddie Mac Gold Pool FG Q40841 (5) 3.000% 6/01/46 N/R 601,011
535 Freddie Mac Gold Pool FG G18497 (5) 3.000% 1/01/29 N/R 514,227
1,085 Freddie Mac Gold Pool FG G08528 (5) 3.000% 4/01/43 N/R 972,348
757 Freddie Mac Gold Pool FG G60138 (5) 3.500% 8/01/45 N/R 699,206
9 Freddie Mac Gold Pool FG C00676 (5) 6.500% 11/01/28 N/R 9,121
313 Freddie Mac Gold Pool FG G08566 (5) 3.500% 1/01/44 N/R 287,424
451 Freddie Mac Gold Pool FG Q40718 (5) 3.500% 5/01/46 N/R 414,483
1,913 Freddie Mac Pool FR RA6766 (5) 2.500% 2/01/52 N/R 1,616,815
267 Freddie Mac Pool FR ZT0542 (5) 4.000% 7/01/48 N/R 252,672
939 Freddie Mac Pool FR ZT0541 (5) 4.000% 6/01/48 N/R 888,361
600 Freddie Mac STACR Remic Trust 2020-DNA2 (1-Month
LIBOR reference rate + 2.500% spread), 144A (3)
5.584% 2/25/50 B 543,616
300 Freddie Mac STACR REMIC Trust 2021-HQA1 (SOFR30A
reference rate + 2.250% spread), 144A (3)
4.531% 8/25/33 Baa2 275,605
500 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 2.500% spread), 144A (3)
4.781% 1/25/42 BB 437,950
750 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 2.400% spread), 144A (3)
4.681% 2/25/42 BBB 698,354
410 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 2.900% spread), 144A (3)
5.181% 4/25/42 BBB 387,946
750 Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A
reference rate + 3.350% spread), 144A (3)
5.631% 5/25/42 BBB- 714,570
200 Freddie Mac STACR REMIC Trust 2022-DNA7 (SOFR30A
reference rate + 3.500% spread), 144A (3)
5.781% 3/25/42 BBB- 191,894
500 FREMF 2017-K724 Mortgage Trust , 144A 3.611% 12/25/49 BBB 485,185
40 Ginnie Mae I Pool GN 631574 (5) 6.000% 7/15/34 N/R 41,944
100 Ginnie Mae I Pool GN 604567 (5) 5.500% 8/15/33 N/R 102,477
500 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.150% spread), 144A (3)
3.968% 7/15/31 AAA 488,045
260 GS Mortgage Securities Trust 2013-GC16 5.161% 11/10/46 Aa1 254,687
200 GS Mortgage Securities Trust 2013-GCJ14 , 144A 4.877% 8/10/46 A2 195,056
50 GSMPS Mortgage Loan Trust 2001-2 , 144A 7.500% 6/19/32 N/R 46,483
326 GSMPS Mortgage Loan Trust 2003-3 , 144A 7.000% 6/25/43 N/R 319,435
285 GSMPS Mortgage Loan Trust 2005-RP1 , 144A 8.500% 1/25/35 Caa1 287,068
395 GSMPS Mortgage Loan Trust 2005-RP2 , 144A 7.500% 3/25/35 B1 370,649
366 GSMPS Mortgage Loan Trust 2005-RP3 , 144A 7.500% 9/25/35 Caa1 346,546
236 GSMPS Mortgage Loan Trust 2005-RP3 , 144A 8.000% 9/25/35 Caa1 220,535
491 Hardee's Funding LLC , 144A 3.981% 12/20/50 BBB 421,657
500 Hudson Yards 2019-55HY Mortgage Trust , 144A 3.041% 12/10/41 A1 395,715
134 Impac Secured Assets CMN Owner Trust 8.000% 10/25/30 N/R 115,218
426 J.G. Wentworth XXXVII LLC , 144A 5.190% 6/17/69 Baa1 393,393

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
56350934 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 430 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON , 144A
4.767% 7/05/31 BBB- $ 374,765
500 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-BCON , 144A
3.881% 1/05/31 BBB- 495,146
690 JGWPT XXV LLC , 144A 7.140% 2/15/67 Aa2 696,063
294 JGWPT XXVI LLC , 144A 6.770% 10/17/61 Aa3 296,084
195 JP Morgan Alternative Loan Trust 2006-S1 6.500% 3/25/36 N/R 120,488
500 JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP4 , 144A
3.521% 12/15/49 BBB- 380,587
368 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES , 144A
4.343% 5/05/32 A- 352,591
500 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN , 144A
3.620% 1/16/37 BBB- 433,463
697 JPMDB Commercial Mortgage Securities Trust 2016-C4 3.196% 12/15/49 A- 586,544
500 JPMDB Commercial Mortgage Securities Trust 2017-C7
, 144A
3.000% 10/15/50 BBB- 367,116
400 Manhattan West 2020-1MW Mortgage Trust , 144A 2.413% 9/10/39 Baa2 316,569
236 MASTR Alternative Loan Trust 2004-1 7.000% 1/25/34 N/R 230,003
161 MASTR Alternative Loan Trust 2004-5 7.000% 6/25/34 AA+ 157,678
112 MASTR Asset Securitization Trust 2003-11 5.250% 12/25/33 N/R 104,782
375 Mid-State Capital Corp 2005-1 Trust 5.745% 1/15/40 AA 368,519
127 Mid-State Trust XI 5.598% 7/15/38 A3 122,552
530 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14
5.021% 2/15/47 AAA 520,239
250 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20
4.602% 2/15/48 N/R 233,510
500 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28
4.759% 1/15/49 A3 449,537
36 Morgan Stanley Mortgage Loan Trust 2006-2 5.750% 2/25/36 N/R 31,363
500 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 BBB- 403,073
148 MVW Owner Trust 2017-1 , 144A 2.420% 12/20/34 AAA 144,893
1,000 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 2.750% spread), 144A
(3)
5.568% 7/15/36 N/R 969,852
400 Neuberger Berman Loan Advisers CLO 31 Ltd (3-Month
LIBOR reference rate + 1.550% spread), 144A (3)
4.260% 4/20/31 AA 379,731
500 Neuberger Berman Loan Advisers CLO 48 Ltd (TSFR3M
reference rate + 1.800% spread), 144A (3)
0.000% 4/25/36 AA 472,068
312 New Residential Mortgage Loan Trust 2014-1 , 144A 6.064% 1/25/54 BBB 294,600
584 New Residential Mortgage Loan Trust 2015-2 , 144A 5.398% 8/25/55 Baa1 554,343
480 Planet Fitness Master Issuer LLC , 144A 4.666% 9/05/48 BBB- 451,867
299 Planet Fitness Master Issuer LLC , 144A 3.251% 12/05/51 BBB- 259,574
500 PNMAC FMSR ISSUER TRUST 2018-FT1 (1-Month LIBOR
reference rate + 2.350% spread), 144A (3)
5.434% 4/25/23 N/R 479,101
500 PNMAC GMSR ISSUER TRUST 2018-GT1 (1-Month LIBOR
reference rate + 2.850% spread), 144A (3)
5.934% 2/25/23 N/R 496,484
500 PNMAC GMSR ISSUER TRUST 2018-GT2 (1-Month LIBOR
reference rate + 2.650% spread), 144A (3)
5.734% 8/25/25 N/R 490,214
485 RBS Commercial Funding Inc 2013-SMV Trust , 144A 3.704% 3/11/31 BBB- 473,101
494 SERVPRO Master Issuer LLC , 144A 2.394% 4/25/51 BBB- 389,373
272 Sesac Finance LLC , 144A 5.216% 7/25/49 N/R 248,805
72 Sierra Timeshare 2019-3 Receivables Funding LLC , 144A 4.180% 8/20/36 BB 67,802
135 SLG Office Trust 2021-OVA , 144A 2.851% 7/15/41 BBB- 100,825
377 Sonic Capital LLC , 144A 3.845% 1/20/50 BBB 341,519
350 Stack Infrastructure Issuer LLC , 144A 1.893% 8/25/45 A- 310,737
260 Start II LTD , 144A 5.095% 3/15/44 BB 189,826
106 Structured Receivables Finance 2010-A LLC , 144A 5.218% 1/16/46 AAA 104,452
298 Taco Bell Funding LLC , 144A 1.946% 8/25/51 BBB 248,723
592 Taco Bell Funding LLC , 144A 4.970% 5/25/46 BBB 570,060
655 Taco Bell Funding LLC , 144A 2.294% 8/25/51 BBB 523,412
250 VB-S1 Issuer LLC - VBTEL , 144A 4.288% 2/15/52 BBB- 218,701
250 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 AA- 224,687

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
56350934 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 10 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust
5.808% 8/25/38 A $ 9,398
195 Wells Fargo Commercial Mortgage Trust 2016-C33 3.896% 3/15/59 A- 173,118
500 Wells Fargo Commercial Mortgage Trust 2017-C38 3.903% 7/15/50 A- 428,546
573 Wendy's Funding LLC , 144A 2.370% 6/15/51 BBB 455,319
395 Wendy's Funding LLC , 144A 3.884% 3/15/48 BBB 351,328
456 Wendy's Funding LLC , 144A 3.783% 6/15/49 BBB 418,040
993 Wingstop Funding LLC , 144A 2.841% 12/05/50 N/R 843,427
178 Zaxby's Funding LLC , 144A 3.238% 7/30/51 N/R 145,671
$ 64,102 Total Asset-Backed and Mortgage-Backed Securities (cost $62,346,092) 56,350,934
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 23,453,205 CORPORATE BONDS - 39.5% (27.9% of Total Investments)
X 23,453,205
Aerospace & Defense - 1.1% (0.8% of Total Investments)
$ 350 Boeing Co (5) 3.250% 2/01/28 Baa2 $ 305,283
200 Boeing Co (5) 3.625% 2/01/31 Baa2 166,010
200 Rolls-Royce PLC, 144A 5.750% 10/15/27 BB- 173,750
750 Total Aerospace & Defense 645,043
Air Freight & Logistics - 0.1% (0.1% of Total Investments)
100 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 86,071
Auto Components - 0.6% (0.4% of Total Investments)
250 Adient Global Holdings Ltd, 144A (5) 4.875% 8/15/26 BB- 219,107
50 Dana Inc 4.250% 9/01/30 BB+ 36,623
100 Goodyear Tire & Rubber Co 5.250% 4/30/31 BB- 80,162
400 Total Auto Components 335,892
Automobiles - 0.8% (0.5% of Total Investments)
175 Ford Motor Co (5) 3.250% 2/12/32 BB+ 126,058
400 General Motors Financial Co Inc (5) 3.600% 6/21/30 BBB 324,008
575 Total Automobiles 450,066
Banks - 4.3% (3.0% of Total Investments)
400 Banco Santander SA 2.749% 12/03/30 BBB+ 282,834
900 Bank of America Corp (5) 1.898% 7/23/31 AA- 670,149
150 Caelus Re VI Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.380% spread), 144A (3)
8.625% 6/07/23 N/R 145,200
300 JPMorgan Chase & Co 3.650% 9/01/71 BBB+ 242,943
500 JPMorgan Chase & Co (5) 2.580% 4/22/32 AA- 387,575
295 M&T Bank Corp 3.500% 3/01/71 Baa2 219,947
300 Truist Financial Corp 4.800% 3/01/71 Baa2 267,104
400 Wells Fargo & Co 3.900% 3/15/71 Baa2 338,250
3,245 Total Banks 2,554,002
Beverages - 0.7% (0.5% of Total Investments)
75 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 61,007
450 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 344,192
525 Total Beverages 405,199
Capital Markets - 1.6% (1.1% of Total Investments)
300 Bank of New York Mellon Corp 4.700% 9/20/71 Baa1 287,250
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 196,182
500 Goldman Sachs Group Inc (5) 1.992% 1/27/32 A2 369,656
100 LPL Holdings Inc, 144A 4.625% 11/15/27 BB 90,665
1,150 Total Capital Markets 943,753

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 1.8% (1.3% of Total Investments)
$ 25 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 19,200
250 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 B- 256,080
240 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 193,739
375 NOVA Chemicals Corp, 144A (5) 5.000% 5/01/25 BB 335,985
160 OCI NV, 144A 4.625% 10/15/25 BBB- 148,637
120 Tronox Inc, 144A 4.625% 3/15/29 BB- 88,800
50 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 37,500
1,220 Total Chemicals 1,079,941
Commercial Services & Supplies - 0.7% (0.5% of Total Investments)
150 GFL Environmental Inc, 144A (5) 3.500% 9/01/28 BB- 126,496
100 GFL Environmental Inc, 144A 4.250% 6/01/25 BB- 93,782
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (5)
5.750% 4/15/26 BB- 188,188
450 Total Commercial Services & Supplies 408,466
Communications Equipment - 0.6% (0.4% of Total Investments)
500 T-Mobile USA Inc (5) 2.250% 11/15/31 BBB- 376,812
Consumer Finance - 1.0% (0.7% of Total Investments)
300 American Express Co 3.550% 9/15/71 Baa2 231,203
250 Navient Corp (5) 6.125% 3/25/24 Ba3 243,438
170 OneMain Finance Corp (5) 3.500% 1/15/27 BB 132,425
720 Total Consumer Finance 607,066
Containers & Packaging - 0.3% (0.2% of Total Investments)
200 Ardagh Metal Packaging Finance USA LLC / Ardagh
Metal Packaging Finance PLC, 144A (5)
3.250% 9/01/28 BB 163,192
Diversified Financial Services - 0.7% (0.5% of Total Investments)
491 GE Capital International Funding Co Unlimited Co (5) 4.418% 11/15/35 BBB+ 439,897
1 Putnam RE PTE Ltd (1-Month U.S. Treasury Bill reference
rate + 5.500% spread), 144A (3),(6)
8.747% 6/07/24 N/R 0
492 Total Diversified Financial Services 439,897
Diversified Telecommunication Services - 1.7% (1.2% of Total Investments)
275 Altice France SA/France, 144A 5.500% 10/15/29 B 206,905
200 Altice France SA/France, 144A 5.125% 7/15/29 B 149,422
600 AT&T Inc (5) 2.750% 6/01/31 BBB+ 480,282
200 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 174,880
1,275 Total Diversified Telecommunication Services 1,011,489
Electronic Equipment, Instruments & Components - 0.3% (0.2% of Total Investments)
200 Imola Merger Corp, 144A (5) 4.750% 5/15/29 BB+ 168,730
Energy Equipment & Services - 0.4% (0.3% of Total Investments)
250 Archrock Partners LP / Archrock Partners Finance Corp,
144A (5)
6.875% 4/01/27 B+ 223,895
Entertainment - 0.5% (0.4% of Total Investments)
70 Cinemark USA Inc, 144A 8.750% 5/01/25 BB+ 70,767
75 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 61,160
235 Warnermedia Holdings Inc, 144A (5) 4.279% 3/15/32 BBB- 193,330
380 Total Entertainment 325,257

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JMM
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Equity Real Estate Investment Trusts - 0.3% (0.2% of Total Investments)
$ 250 HAT Holdings I LLC / HAT Holdings II LLC, 144A (5) 3.375% 6/15/26 Baa3 $ 200,625
Equity Real Estate Investment Trusts (Reits) - 3.5% (2.5% of Total Investments)
650 Brixmor Operating Partnership LP (5) 4.050% 7/01/30 BBB 547,588
200 Essential Properties LP (5) 2.950% 7/15/31 BBB 146,066
500 GLP Capital LP / GLP Financing II Inc (5) 4.000% 1/15/30 BBB- 417,570
150 GLP Capital LP / GLP Financing II Inc (5) 4.000% 1/15/31 BBB- 122,612
250 Iron Mountain Inc, 144A (5) 5.250% 3/15/28 BB- 219,283
75 Iron Mountain Inc, 144A 4.500% 2/15/31 BB- 57,989
100 Kite Realty Group Trust 4.750% 9/15/30 BBB 86,917
325 MPT Operating Partnership LP / MPT Finance Corp (5) 3.500% 3/15/31 BBB- 226,281
250 SITE Centers Corp (5) 4.250% 2/01/26 BBB 235,844
2,500 Total Equity Real Estate Investment Trusts (Reits) 2,060,150
Food Products - 0.4% (0.3% of Total Investments)
250 Chobani LLC / Chobani Finance Corp Inc, 144A (5) 4.625% 11/15/28 B1 212,635
Gas Utilities - 1.2% (0.9% of Total Investments)
75 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 66,000
100 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 82,030
200 Suburban Propane Partners LP/Suburban Energy Finance
Corp (5)
5.875% 3/01/27 BB- 188,680
475 Superior Plus LP / Superior General Partner Inc, 144A (5) 4.500% 3/15/29 BB- 392,283
850 Total Gas Utilities 728,993
Health Care Providers & Services - 0.9% (0.6% of Total Investments)
35 Centene Corp 2.450% 7/15/28 BBB- 28,498
50 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 BB- 38,485
100 DaVita Inc, 144A 4.625% 6/01/30 B+ 77,375
400 Tenet Healthcare Corp, 144A (5) 4.375% 1/15/30 BB- 333,880
50 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 43,698
635 Total Health Care Providers & Services 521,936
Hotels, Restaurants & Leisure - 0.3% (0.2% of Total Investments)
100 Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op, 144A
5.500% 5/01/25 Ba2 96,193
50 International Game Technology PLC, 144A 4.125% 4/15/26 BB+ 45,698
55 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 43,467
205 Total Hotels, Restaurants & Leisure 185,358
Insurance - 0.0% (0.0% of Total Investments)
25 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 20,752
Interactive Media & Services - 0.1% (0.0% of Total Investments)
50 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 39,000
It Services - 0.1% (0.1% of Total Investments)
50 Booz Allen Hamilton Inc, 144A 3.875% 9/01/28 Baa3 43,013
45 Booz Allen Hamilton Inc, 144A 4.000% 7/01/29 Baa3 38,500
95 Total It Services 81,513
IT Services - 2.6% (1.8% of Total Investments)
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 426,192
500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 420,043
150 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 123,815
660 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 568,746
1,810 Total IT Services 1,538,796

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Life Sciences Tools & Services - 0.6% (0.4% of Total Investments)
$ 340 Avantor Funding Inc, 144A (5) 3.875% 11/01/29 BB $ 276,148
75 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 66,746
415 Total Life Sciences Tools & Services 342,894
Machinery - 0.1% (0.1% of Total Investments)
50 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 46,095
Media - 1.0% (0.7% of Total Investments)
50 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 43,106
325 Gray Television Inc, 144A (5) 4.750% 10/15/30 BB- 243,569
200 LCPR Senior Secured Financing DAC, 144A (5) 5.125% 7/15/29 BB+ 150,613
135 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 114,828
30 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB 26,347
740 Total Media 578,463
Metals & Mining - 1.0% (0.7% of Total Investments)
250 Constellium SE, 144A (5) 3.750% 4/15/29 B+ 182,520
500 SunCoke Energy Inc, 144A (5) 4.875% 6/30/29 BB 385,505
750 Total Metals & Mining 568,025
Mortgage Real Estate Investment Trusts (Reits) - 0.2% (0.1% of Total Investments)
125 HAT Holdings I LLC / HAT Holdings II LLC, 144A (5) 6.000% 4/15/25 Baa3 117,599
Oil, Gas & Consumable Fuels - 3.8% (2.7% of Total Investments)
30 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 24,742
35 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 29,575
250 Energy Transfer LP (5) 4.400% 3/15/27 BBB- 233,003
100 EnLink Midstream LLC (5) 5.375% 6/01/29 BB+ 91,500
50 EQT Corp, 144A 3.125% 5/15/26 BBB- 45,535
500 MEG Energy Corp, 144A (5) 5.875% 2/01/29 BB- 448,750
500 MPLX LP (5) 4.800% 2/15/29 BBB 465,269
200 Occidental Petroleum Corp (5) 5.875% 9/01/25 BB+ 200,605
50 Occidental Petroleum Corp 5.500% 12/01/25 BB+ 50,250
125 Parkland Corp, 144A 4.500% 10/01/29 BB 100,915
315 Parkland Corp/Canada, 144A (5) 4.625% 5/01/30 BB 255,363
125 Santos Finance Ltd, 144A 3.649% 4/29/31 BBB 97,140
250 Western Midstream Operating LP (5) 4.550% 2/01/30 BBB- 213,815
2,530 Total Oil, Gas & Consumable Fuels 2,256,462
Personal Products - 0.1% (0.1% of Total Investments)
50 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B2 43,877
Pharmaceuticals - 0.6% (0.4% of Total Investments)
200 ORGANON & CO/ORG, 144A (5) 5.125% 4/30/31 BB- 163,832
220 Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 Ba2 201,895
420 Total Pharmaceuticals 365,727
Real Estate Management & Development - 0.6% (0.4% of Total Investments)
50 Howard Hughes Corp, 144A 4.125% 2/01/29 BB 38,625
75 Kennedy-Wilson Inc 4.750% 3/01/29 BB 57,240
325 Kennedy-Wilson Inc (5) 5.000% 3/01/31 BB 235,645
450 Total Real Estate Management & Development 331,510

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JMM
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Road & Rail - 0.5% (0.4% of Total Investments)
$ 110 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ $ 89,122
250 United Rentals North America Inc (5) 4.875% 1/15/28 BB+ 229,210
360 Total Road & Rail 318,332
Semiconductors & Semiconductor Equipment - 0.6% (0.4% of Total Investments)
500 Broadcom Inc, 144A (5) 2.450% 2/15/31 BBB- 376,820
Software - 0.4% (0.3% of Total Investments)
285 Open Text Corp, 144A (5) 3.875% 12/01/29 BB 219,516
Specialty Retail - 1.6% (1.2% of Total Investments)
325 Asbury Automotive Group Inc, 144A (5) 5.000% 2/15/32 BB 250,270
365 Asbury Automotive Group Inc, 144A (5) 4.625% 11/15/29 BB 291,770
50 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 43,500
75 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 58,077
500 Michaels Cos Inc, 144A 7.875% 5/01/29 CCC+ 288,690
50 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 35,099
1,365 Total Specialty Retail 967,406
Tobacco - 0.7% (0.5% of Total Investments)
600 BAT Capital Corp (5) 2.726% 3/25/31 BBB+ 446,528
Trading Companies & Distributors - 0.8% (0.6% of Total Investments)
455 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 377,650
100 H&E Equipment Services Inc, 144A 3.875% 12/15/28 BB- 78,500
50 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 48,973
605 Total Trading Companies & Distributors 505,123
Wireless Telecommunication Services - 0.3% (0.2% of Total Investments)
200 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 154,299
$ 28,547 Total Corporate Bonds (cost $29,056,625) 23,453,205
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 793,192 SOVEREIGN DEBT - 1.4% (1.0% of Total Investments)
X 793,192
Bahrain - 0.4%
$ 250 Bahrain Government International Bond , 144A 7.000% 10/12/28 B+ $ 239,562
Egypt - 0.6%
400 Egypt Government International Bond , 144A 5.875% 6/11/25 B+ 315,984
El Salvador - 0.1%
100 El Salvador Government International Bond , 144A 5.875% 1/30/25 CCC+ 54,000
Turkey - 0.3%
250 Turkey Government International Bond 5.950% 1/15/31 B 183,646
Total Sovereign Debt (cost $1,006,979) 793,192
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 874,260 CONTINGENT CAPITAL SECURITIES - 1.5% (1.0% of Total Investments)
X 874,260
Banks - 1.2% (0.8% of Total Investments)
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 173,562
200 Banco Santander SA 4.750% N/A (8) Ba1 138,272
200 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 182,500
200 Societe Generale SA, 144A 8.000% N/A (8) BB 190,686
800 Total Banks 685,020

Investments in Derivatives
kya
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Capital Markets - 0.3% (0.2% of Total Investments)
$ 200 UBS Group AG, 144A 7.000% N/A (8) BBB $ 189,240
$ 1,000 Total Contingent Capital Securities (cost $1,036,752) 874,260
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
X 609,895 VARIABLE RATE SENIOR LOAN INTERESTS - 1.0% (0.7% of Total Investments) (9)
X 609,895
Chemicals - 0.3% (0.2% of Total Investments)
$ 198 INEOS Styrolution US
Holding LLC, Term Loan B
5.865% 1-Month LIBOR 2.750% 1/29/26 BB+ $ 184,745
Insurance - 0.3% (0.2% of Total Investments)
198 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.493% 1-Month LIBOR 3.500% 11/12/27 B 188,575
Trading Companies & Distributors - 0.4% (0.3% of Total Investments)
247 Core & Main LP, Term Loan B 6.128% 3-Month LIBOR 2.500% 6/10/28 B+ 236,575
$ 643 Total Variable Rate Senior Loan Interests (cost $642,037) 609,895
Total Long-Term Investments (cost $94,088,485) 82,081,486
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.4% (2.4% of Total Investments)
X 2,045,855 REPURCHASE AGREEMENTS - 3.4% (2.4% of Total Investments)
X 2,045,855
$ 2,046 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$2,045,996, collateralized $2,257,500 U.S. Treasury
Notes, 2.250%, due 8/15/27, value $2,086,775
0.830% 10/03/22 $ 2,045,855
Total Short-Term Investments (cost $2,045,855) 2,045,855
Total Investments (cost $ 96,134,340 ) - 141 .8% 84,127,341
Reverse Repurchase Agreements, including accrued interest - (44.3)%(11) (26,269,356)
Other Assets Less Liabilities -  2.5%(12) 1,466,254
Net Assets Applicable to Common Shares - 100% $ 59,324,239
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 16 12/22 $ 2,357,688 $ 2,192,000 $ (165,688)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date (13) Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 887,367 $ 887,367

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JMM
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 56,350,934 $ – $ 56,350,934
Corporate Bonds – 23,453,205 – 23,453,205
Contingent Capital Securities – 874,260 – 874,260
Sovereign Debt – 793,192 – 793,192
Variable Rate Senior Loan Interests – 609,895 – 609,895
Short-Term Investments:
Repurchase Agreements – 2,045,855 – 2,045,855
Investments in Derivatives:
Futures Contracts* (165,688) – – (165,688)
Interest Rate Swaps* – 887,367 – 887,367
Total
$ (165,688) $ 85,014,708 $ – $ 84,849,020
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Principal Amount (000) rounds to less than $1,000.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $27,434,618 have been pledged as collateral for reverse repurchase agreements.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Perpetual security. Maturity date is not applicable.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 31.2%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.